Earnings Per Share (Tables)	12 Months Ended
Jun. 30, 2024
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Earnings Per Share	Basic and diluted earnings per share is calculated as follows:
	For the years ended June 30,
	2024	2023	2022
Numerator:
Net income	$7,369,119	$4,814,703	$821,960
Denominator:
Weighted average number of ordinary shares outstanding
Basic	156	156	156
Diluted	156	156	156

Earnings per ordinary share
Basic	$47,238	$30,863	$5,269
Diluted	$47,238	$30,863	$5,269